REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Total Revenue	€ 1,518	€ 1,031	€ 2,859	€ 2,468
Germany
Disclosure of geographical areas [line items]
Total Revenue	373	192	711	479
France
Disclosure of geographical areas [line items]
Total Revenue	120	67	224	188
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue	42	39	79	108
Switzerland
Disclosure of geographical areas [line items]
Total Revenue	17	15	30	27
Other Europe
Disclosure of geographical areas [line items]
Total Revenue	308	201	587	476
Total Europe
Disclosure of geographical areas [line items]
Total Revenue	860	514	1,631	1,278
United States
Disclosure of geographical areas [line items]
Total Revenue	559	413	1,040	974
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue	43	61	79	118
All Other
Disclosure of geographical areas [line items]
Total Revenue	€ 56	€ 43	€ 109	€ 98